FINANCE LEASE LIABILITY (Schedule of Finance Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Finance lease liability, current portion	$ 53,655	$ 51,204
Finance lease liability, long-term portion	419,341	472,996
Finance lease liability, total	$ 472,996	$ 524,200